Offerings - Offering: 1	Apr. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 211,680,000
Amount of Registration Fee	$ 29,233.01
Offering Note

(1) The transaction value is calculated as the aggregate maximum purchase price for preferred shares of beneficial interest of Eaton Vance Limited Duration Income Fund. The fee of $29,233.01 was paid in connection with the filing of the Schedule TO-I by the Fund on April 30, 2026.

Calculated at $138.10 per $1,000,000 of the Transaction Value.